Cover	Dec. 13, 2022
Document Type	8-K
Amendment Flag	false
Document Period End Date	Dec. 13, 2022
Current Fiscal Year End Date	--12-31
Entity File Number	001-40088
Entity Registrant Name	VELOCITY ACQUISITION CORP.
Entity Central Index Key	0001832371
Entity Tax Identification Number	85-3316188
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	109 Old Branchville Road
Entity Address, City or Town	Ridgefield
Entity Address, State or Province	CT
Entity Address, Postal Zip Code	06877
City Area Code	201
Local Phone Number	956-1969
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Units, each consisting of one share of Class A common stock, $0.0001 par value, and one-third of one redeemable warrant
Title of 12(b) Security	Units, each consisting of one share of Class A common stock, $0.0001 par value, and one-third of one redeemable warrant
Trading Symbol	VELOU
Security Exchange Name	NASDAQ
Class A common stock included as part of the units
Title of 12(b) Security	Class A common stock included as part of the units
Trading Symbol	VELO
Security Exchange Name	NASDAQ
Redeemable warrants included as part of the units
Title of 12(b) Security	Redeemable warrants included as part of the units
Trading Symbol	VELOW
Security Exchange Name	NASDAQ